Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Balances per Consolidated Balance Sheet:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,521	1,589
Total cash, cash equivalents and restricted cash	$ 1,521	$ 1,589	$ 1,563	$ 605